Note 12 - Subordinated Debt - Schedule of Subordinated Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net	$ 7,865	$ 7,831
Subordinated Debt [Member]
Principal	8,000
Unamortized Debt Issuance Costs	135
Net	$ 7,865